Financial Instruments - Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ 13,409	$ 486	$ 26,436
Income tax related to amounts reclassified into consolidated statement of income	(1,947)	(577)	(9,965)
Total	11,462	(91)	16,471
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	12,695	66	11,231
Foreign exchange gain/(loss), net [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	543	(2)	15,766
Finance expense [member]
Disclosure of detailed information about financial instruments [line items]
Changes in fair value of cash flow hedges reclassified to consolidated statement of income	$ 171	$ 422	$ (561)